Shareholder Report, Holdings (Details)	Dec. 31, 2025
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	139.48%
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.04%)
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.23%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.58%)
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.65%)
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.54%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.58%)
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.26%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.09%)
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.99%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.91%)
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.04%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.66%)
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.38%)
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.69%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.18%)
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.51%)
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.13%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.67%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.78%)
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.89%)
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%